Earnings Per Unit (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2020	Jun. 30, 2019 tranche shares	Jun. 24, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Earnings per unit
Profit/(loss) for the year				$ 56,859	$ (34,769)	$ 128,046
Profit attributable to Gaslog's operations					(2,650)	(25,449)
Partnership's profit				56,859	(37,419)	102,597
Paid and accrued preference unit distributions				(30,328)	(30,328)	(22,498)
Partnership's profit attributable to unitholders				26,531	(67,747)	80,099
Common units
Earnings per unit
Partnership's profit				25,970	(66,268)	75,879
Partnership's profit attributable to unitholders				$ 25,970	$ (66,268)	$ 75,879
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares				47,042,494	46,272,598	42,945,432
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares				$ 0.55	$ (1.43)	$ 1.77
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares				49,567,506	46,272,598	43,034,117
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares				$ 0.52	$ (1.43)	$ 1.76
Number of units issued | shares			2,532,911		2,532,911
General partner units
Earnings per unit
Partnership's profit				$ 561	$ (1,479)	$ 1,602
Partnership's profit attributable to unitholders				$ 561	$ (1,479)	$ 1,602
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares				1,021,336	975,531	876,255
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares				$ 0.55	$ (1.52)	$ 1.83
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares				1,021,336	975,531	876,255
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares				$ 0.55	$ (1.52)	$ 1.83
Incentive distribution rights
Earnings per unit
Partnership's profit						$ 2,618
Partnership's profit attributable to unitholders						$ 2,618
Class B units
Earnings/(loss) per unit (diluted)
Number of units issued | shares		2,490,000	2,490,000		2,490,000
Conversion ratio of class B units into common units	1	1
Number of tranches | tranche		6
Number of units issued in each tranche | shares		415,000